RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jun. 01, 2023	Jan. 24, 2022	Dec. 31, 2021	Mar. 31, 2021
Class A common stock
RELATED PARTY TRANSACTIONS
Par value of common stock	$ 0.0001	$ 0.0001			$ 0.0001
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party transaction						$ 300,000
Outstanding balance of related party note				$ 289,425
Support Services Agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 10,000	$ 10,000
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party transaction	1,500,000	1,800,000
Aggregate amount of working capital loans		4,830,000
Aggregate amount of working capital loans	4,830,000
Outstanding balance of related party note	$ 506,000	$ 0			$ 0
Price of warrant	$ 1.00	$ 1.00
Convertible Promissory Notes - Related Parties
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party transaction			$ 2,000,000
Outstanding balance of related party note	$ 506,000	$ 0
Maximum amount of loan convertible into warrants			$ 1,500,000
Price of warrant			$ 1.00
Convertible Promissory Notes - Related Parties | Class A common stock
RELATED PARTY TRANSACTIONS
Number of shares issuable per warrant			1
Par value of common stock			$ 0.0001